Quarterly Report
November 30, 2020
MFS®  Technology Fund
SCT-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace – 0.4%
CACI International, Inc., “A” (a)	35,945	$8,529,389
Biotechnology – 0.3%
Adaptive Biotechnologies Corp. (a)	128,672	$6,204,564
Brokerage & Asset Managers – 0.8%
NASDAQ, Inc.	92,157	$11,795,174
Tradeweb Markets, Inc.	85,793	5,117,553
		$16,912,727
Business Services – 10.3%
Clarivate PLC (a)	522,056	$14,325,217
Endava PLC, ADR (a)	235,281	14,773,294
Fidelity National Information Services, Inc.	212,997	31,610,885
Global Payments, Inc.	235,648	45,996,140
IHS Markit Ltd.	140,097	13,934,047
Nuvei Corp. (a)	184,389	8,666,283
PayPal Holdings, Inc. (a)	342,274	73,287,709
Verisk Analytics, Inc., “A”	56,295	11,163,861
		$213,757,436
Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	36,295	$23,663,977
Computer Software – 24.7%
Adobe Systems, Inc. (a)	158,249	$75,717,399
Asana, Inc. (a)	299,731	8,377,481
Atlassian Corp. PLC, “A” (a)	65,451	14,729,748
Autodesk, Inc. (a)	75,451	21,143,634
Bentley Systems, Inc., “B” (a)	65,093	2,295,830
Black Knight, Inc. (a)	159,419	14,605,969
Coupa Software, Inc. (a)	23,699	7,794,838
DocuSign, Inc. (a)	80,434	18,329,300
Dun & Bradstreet Holdings, Inc. (a)	351,707	9,429,265
Eventbrite, Inc. (a)	300,694	5,042,638
Microsoft Corp. (s)	875,898	187,503,485
Okta, Inc. (a)	68,518	16,789,651
Ping Identity Holding Corp. (a)	114,726	2,580,188
Rakus Co. Ltd.	636,500	14,857,763
RingCentral, Inc. (a)	94,633	28,110,733
salesforce.com, inc. (a)	210,263	51,682,645
Twilio, Inc., “A” (a)	41,284	13,214,596
Unity Software, Inc. (a)	27,228	4,138,111
Zendesk, Inc. (a)	126,733	16,918,855
		$513,262,129
Computer Software - Systems – 11.0%
Apple, Inc.	558,857	$66,531,926
Constellation Software, Inc.	14,120	17,485,881
Descartes Systems Group, Inc. (a)	183,874	10,903,316
EPAM Systems, Inc. (a)	50,591	16,306,997
HubSpot, Inc. (a)	61,070	24,081,733
Q2 Holdings, Inc. (a)	95,534	10,830,689
ServiceNow, Inc. (a)	79,474	42,482,827
Square, Inc., “A” (a)	69,300	14,619,528
TransUnion	126,436	11,517,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Wix.com Ltd. (a)	51,416	$13,133,189
		$227,893,141
Electronics – 9.9%
Advanced Micro Devices (a)	398,803	$36,953,086
Allegro MicroSystems, Inc. (a)	325,419	7,793,785
ASML Holding N.V.	28,516	12,482,309
KLA Corp.	98,683	24,865,155
Lam Research Corp.	72,008	32,595,141
Marvell Technology Group Ltd.	431,589	19,978,255
NVIDIA Corp.	89,142	47,785,461
Skyworks Solutions, Inc.	159,599	22,530,591
		$204,983,783
Internet – 16.7%
Alibaba Group Holding Ltd., ADR (a)	164,216	$43,247,926
Allegro.eu S.A. (a)	299,980	6,159,604
Alphabet, Inc., “A” (a)	42,872	75,214,637
DraftKings, Inc. (a)	215,477	11,282,376
Facebook, Inc., “A” (a)(s)	313,846	86,925,927
Farfetch Ltd., “A” (a)	310,071	16,945,380
Match Group, Inc. (a)	127,282	17,718,927
Mercadolibre, Inc. (a)	7,695	11,952,874
NetEase.com, Inc., ADR	209,685	18,949,233
Pinterest, Inc. (a)	230,535	16,142,061
Tencent Holdings Ltd.	577,200	41,925,107
		$346,464,052
Leisure & Toys – 3.4%
Activision Blizzard, Inc.	361,972	$28,769,535
Electronic Arts, Inc. (a)	178,594	22,815,383
Take-Two Interactive Software, Inc. (a)	108,235	19,537,500
		$71,122,418
Medical & Health Technology & Services – 1.3%
Guardant Health, Inc. (a)	103,398	$12,523,566
Teladoc Health, Inc. (a)	72,842	14,478,804
		$27,002,370
Medical Equipment – 0.5%
Bio-Techne Corp.	36,127	$10,957,680
Network & Telecom – 0.1%
QTS Realty Trust, Inc., REIT, “A”	34,745	$2,064,200
Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	232,428	$78,214,346
Visa, Inc., “A”	256,363	53,925,957
		$132,140,303
Pharmaceuticals – 0.1%
Maravai Lifesciences Holdings, Inc., “A” (a)	71,332	$2,007,996
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	141,201	$11,840,748

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 10.7%
Amazon.com, Inc. (a)(s)	63,724	$201,880,181
Chewy, Inc., “A” (a)	204,116	15,835,319
Shopify, Inc. (a)	4,041	4,406,226
		$222,121,726
Total Common Stocks		$2,040,928,639
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.1% (v)	30,637,707	$30,637,707

Other Assets, Less Liabilities – 0.2%		3,620,350
Net Assets – 100.0%		$2,075,186,696
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,637,707 and $2,040,928,639, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At November 30, 2020, the fund had cash collateral of $50,268 and other liquid securities with an aggregate value of $508,105 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,040,928,639	$—	$—	$2,040,928,639
Mutual Funds	30,637,707	—	—	30,637,707
Total	$2,071,566,346	$—	$—	$2,071,566,346
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,944,270	$72,138,451	$80,445,014	$—	$—	$30,637,707
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,656	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.